Other Deductions, Net (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Deductions, Net [Abstract]
Amortization of intangibles (intellectual property and customer relationships)	$ 261	$ 176	$ 108
Rationalization of operations	81	126	284
Other	57	71	121
Gains, net	(24)	(4)	(39)
Total	375	369	474
Impairment charge related to the Industrial Automation wind turbine pitch control business	19
Foreign currency transaction change		45
Gain on joint venture	15
Gains on sale of assets			25
After-tax gain on asset sale			17
Proceeds from asset sale			$ 41